Vedder Price
                                               VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                                        222 NORTH LASALLE STREET
                                                    CHICAGO, ILLINOIS 60601-1003
                                                                    312-609-7500
                                                         FACSIMILE: 312-809-5005

                 A PARTNERSHIP INCLUDING VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                       WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                                                     May 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Horace Mann Life Insurance Company Separate Account ("Registrant") File Nos. 002-24256 and 811-01343

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 1999 and Statement of Additional Information dated May 1, 1999 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.


                                                            Very truly yours,
                                                            /s/ Mark L. Winget
                                                            Mark L. Winget


MLW/sp